Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Non-Current Assets
11.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Rental and other deposits	1,523	2,924
Interest receivable	—	10,483
Others	194	337

	1,717	13,744